Subsequent Events (Details) - Class A Ordinary Shares [Member] - USD ($) $ / shares in Units, $ in Millions	Nov. 30, 2024	Nov. 18, 2024
Subsequent Events [Line Items]
Issued ordinary shares	1,800,000,000
Price per share	$ 0.0001	$ 0.0001
Aggregate consideration	$ 34.2